MS P1 09/24

FRANKLIN MUTUAL SERIES FUNDS
SUPPLEMENT DATED SEPTEMBER 26, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MAY 1, 2024, OF
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND (THE “FUND”)

Effective September 26, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1) The following sentence is added to the end of the section titled “Fund Summaries – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

It is anticipated that Mr. Ostrow will step down as a member of the Fund’s portfolio management team effective December 31, 2024.

2) The following sentence is added to the end of the section titled “Fund Details – Management” in the Fund’s Prospectus:

It is anticipated that Mr. Ostrow will step down as a member of the Fund’s portfolio management team effective December 31, 2024.

3) The following footnote is added to all references to Todd Ostrow in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

* It is anticipated that Mr. Ostrow will step down as a member of the Fund’s portfolio management team effective December 31, 2024.

Please retain this supplement for future reference.